Nuance Concentrated Value Long-Short Fund
Schedule of Investments
July 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.4%
Consumer Staples# - 29.2%
Beiersdorf AG - ADR (a)	306,688	$6,296,305
Cal-Maine Foods, Inc. (a)	48,567	2,482,259
Clorox Co. (a)	52,286	7,416,246
Henkel AG & Co. KGaA - ADR (a)	684,875	10,759,386
Kimberly-Clark Corp. (a)	73,963	9,747,584
Mission Produce, Inc. (a) *	113,905	1,615,173
		38,316,953
Financials - 14.0%
Alleghany Corp. (a) *	6,296	5,272,774
Charles Schwab Corp. (a)	19,694	1,359,870
Everest Re Group, Ltd. - ADR (a)	4,782	1,249,776
Northern Trust Corp. (a)	47,474	4,736,956
Travelers Companies, Inc. (a)	36,010	5,714,787
		18,334,163
Healthcare+ - 28.2%
Baxter International, Inc. (a)	167,040	9,798,567
Dentsply Sirona, Inc. (a)	225,357	8,148,909
ICU Medical, Inc. (a) *	25,562	4,528,820
Smith & Nephew - ADR (a)	348,451	9,007,458
Universal Health Services, Inc. - Class B (a)	48,992	5,510,130
		36,993,884
Industrials - 7.7%
3M Co. (a)	35,238	5,047,491
Knorr-Bremse AG - ADR (a)	199,375	2,960,719
Mueller Water Products, Inc.- Class A (a)	164,313	2,139,355
		10,147,565
Materials - 3.3%
GCP Applied Technologies, Inc. (a) *	135,979	4,283,338

Real Estate - 6.6%
Equity Commonwealth (a) *	212,886	5,971,452
Healthcare Realty Trust, Inc. (a)	103,539	2,717,899
		8,689,351
Utilities - 5.4%
SJW Group (a)	65,918	4,328,176
United Utilities Group PLC - ADR (a)	99,025	2,720,217
		7,048,393
Total Common Stocks
(Cost $126,517,623)		123,813,647

SHORT-TERM INVESTMENT - 5.1%
First American Government Obligations Fund, Class X, 1.87% (a) ^
(Cost $6,784,367)	6,784,367	6,784,367
Total Investments - 99.5%
(Cost $133,301,990)		130,598,014
Other Assets and Liabilities, Net - 0.5%		600,385
Total Net Assets - 100.0%		$131,198,399

#
The Fund is significantly invested in this sector and therefore is subject to additional risks. Changes in domestic and international economies, interest rates, competition, consumer confidence, consumer spending, government regulation, marketing, and supply and demand may affect companies in this sector.

(a)	All or a portion of this security is designated as collateral for securities sold short. As of July 31, 2022, the value of the collateral was $130,598,014.
*	Non-income producing security
+
The Fund is significantly invested in this sector and therefore is subject to additional risks. Companies in this sector are subject to litigation, intellectual property issues, competition, government regulation, product approval or rejection, and product obsolescence.

^	The rate shown is the annualized seven day effective yield as of July 31, 2022.
ADR	American Depository Receipt

Summary of Fair Value Exposure

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of July 31, 2022:

	Level 1	Level 2	Level 3	Total
Common Stocks	$123,813,647	$-	$-	$123,813,647
Short-Term Investment	6,784,367	-	-	6,784,367
Total Investments	$130,598,014	$-	$-	$130,598,014

Refer to the Schedule of Investments for further information on the classification of investments.

Nuance Concentrated Value Long-Short Fund
Schedule of Securities Sold Short
July 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 87.1%
Consumer Discretionary - 17.9%
AutoZone, Inc. *	2,409	$5,148,972
Dollar General Corp.	22,065	5,481,608
Dollar Tree, Inc. *	6,508	1,076,163
D.R. Horton, Inc.	13,443	1,048,957
Home Depot, Inc.	11,804	3,552,296
Lowe's Companies, Inc.	5,318	1,018,557
McDonald's Corp.	4,163	1,096,409
O'Reilly Automotive, Inc. *	7,220	5,079,920
Yum Brands, Inc.	8,981	1,100,532
		24,603,414
Consumer Staples - 7.3%
Coca-Cola Co.	40,420	2,593,751
Costco Wholesale Corp.	4,941	2,674,563
General Mills, Inc.	13,986	1,046,013
Nestle SA - ADR	8,687	1,067,285
PepsiCo, Inc.	6,682	1,169,083
		8,550,695
Energy - 9.8%
Canadian Natural Resources Ltd.	48,445	2,674,164
Chevron Corp.	17,008	2,785,570
ConocoPhillips	25,824	2,516,032
Marathon Petroleum Corp.	26,316	2,412,125
Valero Energy Corp.	22,558	2,498,750
		12,886,641
Financials - 5.0%
American Express Co.	5,560	856,351
Bank of America Corp.	28,283	956,248
Marsh & McLennan Companies, Inc.	15,127	2,480,223
Progressive Corp.	19,728	2,269,904
		6,562,726
Healthcare - 1.0%
HCA Healthcare, Inc.	5,973	1,268,784

Industrials - 29.9%
Carrier Global Corp.	16,602	672,879
Caterpillar, Inc.	4,439	880,032
Cintas Corp.	6,376	2,712,924
CSX Corp.	84,115	2,719,438
Cummins, Inc.	8,476	1,875,824
Deere & Co.	12,762	4,379,663
Eaton Corporation PLC	11,769	1,746,402
Emerson Electric Co.	10,342	931,504
Ferguson PLC	7,973	1,005,236
Illinois Tool Works, Inc.	11,341	2,356,206
Norfolk Southern Corp.	9,863	2,477,290
Parker-Hannifin Corp.	3,530	1,020,488
Republic Services, Inc.	39,418	5,465,700
Trane Technologies	7,852	1,154,165
Union Pacific Corp.	20,335	4,622,145
Waste Management, Inc.	31,220	5,137,563
		39,157,459
Information Technology - 4.0%
Automatic Data Processing, Inc.	11,002	2,652,802
Paychex, Inc.	20,135	2,582,918
		5,235,720
Materials - 4.2%
Avery Dennison Corp.	6,700	1,276,082
PPG Industries, Inc.	7,674	992,171
Sherwin-Williams Co.	13,407	3,243,690
		5,511,943
Real Estate - 8.0%
Prologis, Inc.	21,876	2,899,883
Public Storage	7,510	2,451,339
Realty Income Corp.	14,678	1,086,025
Welltower Inc.	22,614	1,952,493
Weyerhaeuser Co.	57,004	2,070,385
		10,460,125
Total Securities Sold Short
(Proceeds $109,456,296)		$114,237,507

* Non-income producing security